Long-Term Debt - Additional Information (Detail) (USD $)					12 Months Ended		1 Months Ended	12 Months Ended					1 Months Ended
	Dec. 31, 2013	Nov. 30, 2012	Dec. 31, 2013 First Amendment Rantoul Partners	Dec. 31, 2013 Second Amendment	Dec. 31, 2013 Second Amendment Minimum	Dec. 31, 2013 Third Amendment	Sep. 30, 2013 Fifth Amendment	Dec. 31, 2013 Line of Credit Federal Funds Rate	Dec. 31, 2013 Line of Credit Base Rate Minimum	Dec. 31, 2013 Line of Credit Base Rate Maximum	Dec. 31, 2013 Line of Credit Floating Rate Minimum	Dec. 31, 2013 Line of Credit Floating Rate Maximum	Sep. 30, 2013 Line of Credit Fifth Amendment Federal Funds Rate	Dec. 31, 2013 Long-Term Debt [Member]
Debt Instrument [Line Items]
Debt instrument interest rate, margin								0.50%	0.00%	0.75%	2.25%	3.00%	3.30%
Line of credit facility, maximum borrowing capacity	$ 31,500,000		$ 50,000,000
Line of credit facility, current borrowing capacity	19,500,000			7,000,000		38,000,000	100,000,000
Debt Instrument, Interest Rate, Increase					3.75%
Credit Facility														47,255
Debt Instrument, Interest Rate, Stated Percentage		0.24%		3.30%
Proceeds from Lines of Credit						$ 12,150,000	$ 38,000,000